Investments in Unconsolidated Joint Ventures	12 Months Ended
Dec. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
Investments in Unconsolidated Joint Ventures	INVESTMENTS IN UNCONSOLIDATED JOINT VENTURES
Listed below are the unconsolidated joint ventures in which the Company has a noncontrolling interest. The Company receives fees from these joint ventures for services it provides. These services include property management, leasing, development and administration. These fees are generally included in interest and other income in the accompanying consolidated statements of comprehensive income. For the three months ended December 31, 2016, the Company began including development-related fees in development service income in the consolidated statements of comprehensive income. The Company may also receive a promoted interest if certain return thresholds are met. The accounting policies for the unconsolidated joint ventures in which the Company has a noncontrolling interest are the same as those for the Company.
On a periodic basis, management assesses whether there are any indicators that the value of the properties owned by the unconsolidated joint ventures may be impaired. As detailed below, management has determined that certain assets are impaired as the unconsolidated joint ventures dispose of and anticipate the potential disposition of certain properties prior to the end of their remaining useful lives.
Liberty Venture I, LP
As of December 31, 2018, the Company had a 25% interest in Liberty Venture I, LP, an entity engaged in the ownership of industrial properties in New Jersey. This joint venture is part of the Company's New Jersey reportable segment.
As of December 31, 2018, the joint venture owned 29 industrial properties totaling 4.8 million square feet. During the year ended December 31, 2018 the joint venture brought into service one industrial building totaling 302,000 square feet which is 100% occupied. The total investment for the joint venture is $21.0 million.
The Company had a receivable from Liberty Venture I, LP for $1,000 and $223,000 as of December 31, 2018 and 2017, respectively. This related party receivable is reflected as prepaid expenses and other assets in the Company's consolidated balance sheets.
The Company recognized $1.3 million, $1.6 million and $2.3 million in fees for services during the years ended December 31, 2018, 2017 and 2016, respectively.
Kings Hill Unit Trust
As of December 31, 2018, the Company had a 20% interest in Kings Hill Unit Trust, an entity engaged in the ownership of office properties in the County of Kent, United Kingdom. This joint venture is part of the Company's United Kingdom reportable segment.
As of December 31, 2018, the joint venture owned 14 office properties totaling 489,000 square feet. A cash sweep of net cash flow was required to be implemented under the mortgage loan encumbering such properties until such time as a loan-to-value milestone was satisfied. In lieu thereof, the joint venture and the bank agreed to a partial pay down of the mortgage loan in 2018.
The Company had notes receivable from Kings Hill Unit Trust for an aggregate of $4.9 million and $4.7 million as of December 31, 2018 and 2017, respectively. The note receivable bears interest at a rate of 10% and is due in November 2020. These related party receivables are reflected in investments in and advances to unconsolidated joint ventures in the Company's consolidated balance sheets.
The Company had a receivable from Kings Hill Unit Trust for $15,000 and $122,000 as of December 31, 2018 and 2017, respectively. This related party receivable is reflected as prepaid expenses and other assets in the Company's consolidated balance sheets.
The Company recognized $349,000, $302,000 and $293,000 in fees for services during the years ended December 31, 2018, 2017 and 2016, respectively.
Liberty Illinois, LP
As of December 31, 2018, the Company had a 25% interest in Liberty Illinois, LP, an entity primarily engaged in the ownership of industrial properties in Illinois. This joint venture is part of the Company's Chicago/Minneapolis reportable segment.
As of December 31, 2018, the joint venture owned 12 industrial properties totaling 4.9 million square feet and 248.0 acres of developable land.
During the year ended December 31, 2016, the joint venture sold four properties containing 636,000 square feet for $32.5 million. The Company's share of gain on property dispositions was $1.0 million and is included in equity in earnings of unconsolidated joint ventures in the accompanying consolidated statements of comprehensive income.
The Company had a receivable from Liberty Illinois, LP for $331,000 and $5,000 as of December 31, 2018 and 2017, respectively. This related party receivable is reflected as prepaid expenses and other assets in the Company's consolidated balance sheets.
The Company recognized $0.9 million, $0.9 million and $1.0 million in fees for services during the years ended December 31, 2018, 2017 and 2016, respectively.
Liberty Washington, LP
As of December 31, 2018, the Company had a 25% interest in Liberty Washington, LP, an entity engaged in the ownership of office properties in Washington, D.C. This joint venture's properties are part of the Company's DC Metro reportable segment.
As of December 31, 2018, the joint venture owned two office properties totaling 451,000 square feet.
During the year ended December 31, 2017, the Company concluded that a property owned by this joint venture had an indicator of impairment as it anticipated a shortened holding period, a major lease expiration and a significant capital investment. In addition, during 2018 the Company concluded that the property was further impaired. The 2018 impairment resulted from a decline in the Washington DC market fundamentals. The joint venture recognized impairment charges of $25.4 million and $15.9 million for the years ended December 31, 2018 and 2017, respectively. The Company's share of these impairment charges was $6.3 million and $4.0 million for the years ended December 31, 2018 and 2017, respectively. The impairment charges were related to the Company's DC Metro reportable segment and the Company's share was included in equity in earnings of unconsolidated joint ventures in the accompanying consolidated statements of comprehensive income. The Company determined these impairments based on estimated future discounted cash flows. This is a Level 3 fair value calculation.
During the year ended December 31, 2016, the joint venture sold 12 properties located in Northern Virginia containing 1.2 million square feet and 6.0 acres of land for $187.2 million.
During the year ended December 31, 2016, due to adverse conditions in the Northern Virginia office market, six properties containing 698,000 square feet were transferred to mortgage lenders in satisfaction of an aggregate of $112.5 million in nonrecourse mortgage loans that were secured by the properties. The book values of these properties had been written down to fair value in prior periods.
The Company's share of gain from property dispositions and extinguishment of debt is included in equity in earnings of unconsolidated joint ventures in the accompanying consolidated statements of comprehensive income. During the year ended December 31, 2016, the Company's share of gain from extinguishment of debt was $4.2 million. The Company's share of gain on property dispositions for the year ended December 31, 2016 was $6.0 million.
The Company had a receivable from Liberty Washington, LP for $1,000 and $316,000 as of December 31, 2018 and 2017, respectively. This related party receivable is reflected as prepaid expenses and other assets in the Company's consolidated balance sheets.
The Company recognized $1.2 million, $1.1 million and $2.0 million in fees for services during the years ended December 31, 2018, 2017 and 2016, respectively.
Liberty/Comcast 1701 JFK Boulevard, LP
As of December 31, 2018, the Company had a 20% interest in Liberty/Comcast 1701 JFK Boulevard LP ("Liberty/Comcast") an entity engaged in the ownership of a 1.26 million square foot office tower in Philadelphia, Pennsylvania. This joint venture is part of the Company's Philadelphia reportable segment.
During the year ended December 31, 2018, this joint venture paid in full its $305.2 million mortgage loan. The payment was funded through loans from the joint venture partners in proportion to their ownership interests. The Company's portion of the loan to the joint venture was $60.8 million as of December 31, 2018 and is included in investments in and advances to unconsolidated joint ventures in the Company's consolidated balance sheets. The Company had a payable to this joint venture for $59,000 as of December 31, 2018 and 2017. This related party payable is reflected in investments in and advances to unconsolidated joint ventures in the Company's consolidated balance sheets.
The Company had a receivable from this joint venture for $326,000 and $272,000 as of December 31, 2018 and 2017, respectively. This related party receivable is reflected in prepaid expenses and other assets in the Company's consolidated balance sheets.
The Company recognized $2.8 million, $2.7 million and $2.7 million in fees for services during the years ended December 31, 2018, 2017 and 2016, respectively.

Liberty Property 18th & Arch LP and Liberty Property 18th & Arch Hotel, LP
On June 30, 2014, the Company entered into two joint ventures for the purpose of developing and owning the Comcast Technology Center (the "Project") located in Philadelphia, Pennsylvania as part of a mixed-use development. The 60-story building includes 1.3 million square feet of leasable office space (the "Office"), which is substantially complete, and will include a 217-room Four Seasons Hotel (the "Hotel") (collectively, "Liberty Property 18th & Arch"). Project costs for the development of the Project, exclusive of tenant-funded interior improvements, are anticipated to be approximately $961.2 million.  The Company's investment in the project is expected to be approximately $192.2 million with 20% ownership interests in both joint ventures. As of December 31, 2018, the Company's investment in these joint ventures was $191.4 million and is reflected in investments in and advances to unconsolidated joint ventures in the Company's consolidated balance sheet. These joint ventures are part of the Company's Philadelphia reportable segment.
During the year ended December 31, 2018, the joint venture owning the office portion of the Comcast Technology Center brought into service 250,000 square feet of office space representing a Total Investment by such joint venture of $136.1 million. During the year ended December 31, 2017, the joint venture owning the office portion of the Comcast Technology Center brought into service 1.1 million square feet of office space representing a Total Investment by such joint venture of $599.6 million. The office portion of the Project is now substantially complete. The 217-room Four Seasons hotel representing an aggregate Total Investment by the joint venture owning the hotel portion of the Comcast Technology Center of $225.5 million when completed continued to be developed by such joint venture as of December 31, 2018.
The two joint ventures have engaged the Company as the developer of the Project pursuant to a Development Agreement by which the Company agrees, in consideration for a development fee, to be responsible for all aspects of the development of the Project and to guarantee the timely lien-free completion of construction of the Project as well as the payment, subject to certain exceptions, of any cost overruns incurred in the development of the Project. To mitigate its risk, the Company entered into guaranteed maximum price contracts with a third party contractor (the "GMP Contracts") to construct the Project. The Company has been notified by its third-party contractor that the contractor has incurred cost overruns and expects to incur additional construction costs in connection with completing the Project in excess of the guaranteed maximum price payable to the contractor under the GMP Contracts, which guaranteed maximum price has been previously adjusted pursuant to accepted change orders. The Company intends to pursue all remedies to recover from the third-party contractor any amounts expended by the Company or the joint ventures in excess of their contractual obligations. However, the general contractor has generally refused to fund the additional costs, and the Company has begun to fund, and may continue to fund, cost overruns in compliance with its obligations under its development cost guarantee to the joint ventures. The Company has accrued such amounts as additional development service fee expense in its consolidated statements of comprehensive income for year ended December 31, 2018. As of December 31, 2018 and December 31, 2017, the Company had accrued $67.1 million and $5.6 million, respectively, relating to the above-described development cost guarantees which are included in other liabilities in the accompanying consolidated balance sheets. The Company is accounting for the development of the Project using the percentage of completion method. The Company recognized losses of $61.8 million and $3.5 million for the year ended December 31, 2018 and 2017, respectively, and income of $0.6 million for the year ended December 31, 2016 in developer service fee income, net of developer service fee expense and other related expenses.
In addition to the costs to comply with the Company's obligations under its development cost guarantee, claims have been asserted by the third-party contractor and certain subcontractors. There can be no assurances that amounts incurred, including as a result of such claims, will not exceed the above estimates. The Company is not able to reasonably estimate the amount of additional expenses, if any, that it may incur as a result of such claims, and accordingly any potential exposure of the Company for such claims is not included within the accrual described above. If the Company were to incur additional expenses in connection with its development cost guarantee or in connection with such claims, such amounts would be accrued when they are determined to be probable of being incurred and are reasonably estimable, and could be material to the Company’s results of operations in future periods. If the Company were to subsequently recover any of the cost overruns initially funded by the Company, such recoveries would be recorded when and if realized in future periods.
The Company had a receivable from this joint venture of $1.3 million and $466,000 as of December 31, 2018 and 2017, respectively. This receivable is included in prepaid expenses and other assets in the Company's consolidated balance sheets.
During the year ended December 31, 2016, the joint venture sold three residential condominium units located on the 45th floor containing 14,700 square feet for $14.3 million. The Company's share of gain on property dispositions was $0.3 million and is included in equity in earnings of unconsolidated joint ventures in the accompanying consolidated statements of comprehensive income.
The Company manages and leases the Office and Four Seasons Hotels Limited will manage the Hotel. The Company recognized $2.2 million, $230,000 and $75,000 in related fee income during the years ended December 31, 2018, 2017 and 2016, respectively.
Other Joint Ventures
As of December 31, 2018, the Company had a 50% ownership interest in three additional unconsolidated joint ventures. One of these joint ventures has seven operating properties and an investment in land held for development and is part of the Company's Florida reportable segment. Another of these joint ventures sold its real estate assets in 2016 and was part of the Company's United Kingdom reportable segment. The sales price was $13.7 million and the Company's share of the loss on sale was $6,000. This amount is included in equity in earnings of unconsolidated joint ventures in the accompanying consolidated statements of comprehensive income.
One joint venture has a leasehold interest and does not operate or own operating properties and is part of the Company's United Kingdom reportable segment. The Company had a note payable due to this joint venture of $2.4 million and $2.5 million as of December 31, 2018 and 2017, respectively. The note payable is interest free and is due upon written notice from the joint venture. This related party payable is reflected in investments in and advances to unconsolidated joint ventures in the Company's consolidated balance sheets.
Additionally, as of December 31, 2018, the Company had a 20% ownership interest in an unconsolidated joint venture that owns one redevelopment property comprising 48,000 square feet for $15.0 million. This joint venture also owns one acre of developable land and is part of the Company's Philadelphia reportable segment.
The Company's share of each of the joint venture's earnings is included in equity in earnings of unconsolidated joint ventures in the accompanying consolidated statements of comprehensive income.

Summary Financial Data
The condensed balance sheets as of December 31, 2018 and 2017 and condensed statements of operations for the years ended December 31, 2018, 2017 and 2016 for Liberty Venture I LP, Kings Hill Unit Trust, Liberty Illinois, LP, Liberty Washington LP, Liberty/Comcast, Liberty Property 18th & Arch, and the other unconsolidated joint ventures are as follows (in thousands):
Condensed Balance Sheets:

	December 31, 2018
	Liberty	Kings Hill	Liberty	Liberty	Liberty/	Liberty Property
	Venture I, LP	Unit Trust	Illinois, LP	Washington, LP	Comcast	18th & Arch (2)	Other	Total
Real estate assets	$251,648	$144,742	$252,751	$210,732	$497,623	$688,537	$98,659	$2,144,692
Accumulated depreciation	(54,373)	(30,554)	(61,593)	(15,009)	(152,169)	(21,160)	(12,991)	(347,849)
Real estate assets, net	197,275	114,188	191,158	195,723	345,454	667,377	85,668	1,796,843
Development in progress	—	—	—	—	—	192,568	7,675	200,243
Land held for development	—	—	33,769	—	—	—	39,728	73,497
Other assets	23,180	12,141	14,662	17,146	43,671	152,845	29,085	292,730
Total assets	$220,455	$126,329	$239,589	$212,869	$389,125	$1,012,790	$162,156	$2,363,313

Debt	$170,743	$84,691	$138,964	$101,532	$—	$—	$74,081	$570,011
Related party debt	—	20,239	—	—	304,000	—	—	324,239
Other liabilities	3,782	8,537	7,304	3,719	8,292	118,953	9,014	159,601
Equity	45,930	12,862	93,321	107,618	76,833	893,837	79,061	1,309,462
Total liabilities and equity	$220,455	$126,329	$239,589	$212,869	$389,125	$1,012,790	$162,156	$2,363,313

Company's net investment in unconsolidated joint ventures (1)	$9,516	$6,230	$13,863	$27,020	$75,102	$191,430	$27,820	$350,981

	December 31, 2017
	Liberty	Kings Hill	Liberty	Liberty	Liberty/	Liberty Property
	Venture I, LP	Unit Trust	Illinois, LP	Washington, LP	Comcast	18th & Arch (2)	Other	Total
Real estate assets	$229,600	$152,998	$252,593	$274,847	$496,210	$551,874	$98,589	$2,056,711
Accumulated depreciation	(48,629)	(30,028)	(57,444)	(49,106)	(138,943)	(4,070)	(10,995)	(339,215)
Real estate assets, net	180,971	122,970	195,149	225,741	357,267	547,804	87,594	1,717,496
Development in progress	18,337	—	—	—	—	289,767	—	308,104
Land held for development	—	—	33,500	—	—	—	41,075	74,575
Other assets	20,722	10,957	16,337	18,566	49,755	98,191	24,263	238,791
Total assets	$220,030	$133,927	$244,986	$244,307	$407,022	$935,762	$152,932	$2,338,966

Debt	$166,295	$92,131	$138,869	$102,624	$305,223	$—	$63,999	$869,141
Related party debt	—	21,435	—	—	—	—	—	21,435
Other liabilities	4,117	6,621	7,548	4,954	9,488	102,982	8,420	144,130
Equity	49,618	13,740	98,569	136,729	92,311	832,780	80,513	1,304,260
Total liabilities and equity	$220,030	$133,927	$244,986	$244,307	$407,022	$935,762	$152,932	$2,338,966

Company's net investment in unconsolidated joint ventures (1)	$10,425	$6,100	$14,980	$34,107	$17,307	$177,843	$27,694	$288,456

Condensed Statements of Operations:

	Year Ended December 31, 2018
	Liberty	Kings Hill Unit	Liberty	Liberty	Liberty/	Liberty Property
	Venture I, LP	Trust	Illinois, LP	Washington, LP	Comcast	18th & Arch (2)	Other (3)	Total
Total revenue	$30,310	$13,925	$24,729	$25,713	$71,389	$74,309	$14,563	$254,938
Operating expense	(7,947)	(5,150)	(7,874)	(9,496)	(32,404)	(20,240)	(4,373)	(87,484)
Interest	(6,184)	(2,713)	(4,771)	(4,418)	(425)	—	(3,403)	(21,914)
Related party interest	—	—	—	—	(13,418)		—	(13,418)
Depreciation and amortization	(7,747)	(3,577)	(7,014)	(5,513)	(14,285)	(17,184)	(2,902)	(58,222)
Other income (expense)	(16)	(196)	(56)	(68)	(436)	(3,982)	11,265	6,511
Gain (loss) on sale/impairment	—	—	—	(25,389)	—	—	—	(25,389)
Net income (loss)	$8,416	$2,289	$5,014	$(19,171)	$10,421	$32,903	$15,150	$55,022

Company's equity in earnings (loss) of unconsolidated joint ventures	$2,540	$602	$1,752	$(4,189)	$5,499	$7,126	$8,052	$21,382

	Year Ended December 31, 2017
	Liberty	Kings Hill Unit	Liberty	Liberty	Liberty/	Liberty Property
	Venture I, LP	Trust	Illinois, LP	Washington, LP	Comcast	18th & Arch (2)	Other (3)	Total
Total revenue	$31,079	$12,976	$23,711	$25,439	$65,372	$16,544	$11,118	$186,239
Operating expense	(8,101)	(4,756)	(7,989)	(9,147)	(26,474)	(3,417)	(3,365)	(63,249)
Interest	(5,801)	(2,329)	(5,882)	(4,065)	(19,411)	—	(2,807)	(40,295)
Depreciation and amortization	(7,598)	(3,238)	(6,918)	(5,926)	(14,485)	(4,077)	(2,124)	(44,366)
Other income (expense)	(100)	(4)	(71)	(65)	(325)	(547)	15,549	14,437
Gain (loss) on sale/impairment	—	—	—	(15,910)	—	30	—	(15,880)
Net income (loss)	$9,479	$2,649	$2,851	$(9,674)	$4,677	$8,533	$18,371	$36,886

Company's equity in earnings (loss) of unconsolidated joint ventures	$2,914	$660	$2,118	$(1,941)	$1,659	$1,782	$9,963	$17,155

	Year Ended December 31, 2016
	Liberty	Kings Hill Unit	Liberty	Liberty	Liberty/	Liberty Property
	Venture I, LP	Trust	Illinois, LP	Washington, LP	Comcast	18th & Arch (2)	Other (3)	Total
Total revenue	$25,149	$11,926	$26,599	$39,727	$65,587	$—	$9,888	$178,876
Operating expense	(6,835)	(4,854)	(9,961)	(15,935)	(26,761)	(280)	(2,801)	(67,427)
Interest	(4,182)	(2,554)	(7,243)	(10,866)	(19,737)	—	(2,462)	(47,044)
Depreciation and amortization	(6,375)	(3,557)	(7,589)	(10,750)	(14,513)	—	(1,925)	(44,709)
Other income (expense)	50	(77)	64	257	(213)	1,270	7,123	8,474
Gain (loss) on sale/impairment	—	—	4,068	40,943	—	—	(11)	45,000
Net income (loss)	$7,807	$884	$5,938	$43,376	$4,363	$990	$9,812	$73,170

Company's equity in earnings (loss) of unconsolidated joint ventures	$2,332	$275	$2,065	$10,857	$1,594	$213	$4,634	$21,970

(1)
Differences between the Company's net investment in unconsolidated joint ventures and its underlying equity in the net assets of the venture are primarily a result of impairments related to the Company's investment in unconsolidated joint ventures, the deferral of gains associated with the sales of properties to joint ventures in which the Company retains an ownership interest and loans made to the joint ventures by the Company. These adjustments have resulted in an aggregate difference reducing the Company's investments in unconsolidated joint ventures by $65.4 million and $3.0 million as of December 31, 2018 and 2017, respectively. Differences between historical cost basis and the basis reflected at the joint venture level (other than loans) are typically depreciated over the life of the related asset.

(2)	Represents the combined results two joint ventures related to the property at 18th and Arch Streets, Philadelphia.
(3)
Other income/(expense) for this group of joint ventures reflects gains related to the sales of land leasehold interests totaling $11.5 million, $16.0 million and $7.1 million for the years ended December 31, 2018, 2017 and 2016, respectively.